SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Cash Flow Information
Interest paid	$ 618	$ 959	$ 445
Taxes paid	2,373	4,991	5,765
Equipment acquired under finance leases and equipment loans	$ 122	$ 1,771	$ 1,228